FAIR VALUE - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets measured at fair value:
Fixed maturity securities available for sale:	$ 1,003,767	$ 1,064,267
Equity securities	31,297	20,936
Other Investments	14,515	13,710
Equity-method investments measured at fair value	2,416	2,408
Assets measured at fair value:	1,051,995	1,101,321
Foreign government bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	36,145	35,670
Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	967,622	1,028,597
Level 1
Assets measured at fair value:
Fixed maturity securities available for sale:	775,206	498,271
Equity securities	31,297	20,936
Other Investments	0	0
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	806,503	519,207
Level 1 | Foreign government bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	21,475	7,796
Level 1 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	753,731	490,475
Level 2
Assets measured at fair value:
Fixed maturity securities available for sale:	228,561	565,996
Equity securities	0	0
Other Investments	14,515	13,710
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	243,076	579,706
Level 2 | Foreign government bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	14,670	27,874
Level 2 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	213,891	538,122
Level 3
Assets measured at fair value:
Fixed maturity securities available for sale:	0	0
Equity securities	0	0
Other Investments	0	0
Equity-method investments measured at fair value	2,416	2,408
Assets measured at fair value:	2,416	2,408
Level 3 | Foreign government bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	0	0
Level 3 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	$ 0	$ 0